Financing Receivables - Schedule of Maturities of Timeshare Financing Receivables (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2014 Securitized Timeshare Financing Receivables [member]	Jun. 10, 2014 Securitized Timeshare Financing Receivables [member]	Dec. 31, 2013 Securitized Timeshare Financing Receivables [member]	Aug. 31, 2013 Securitized Timeshare Financing Receivables [member]	Sep. 30, 2014 Unsecuritized timeshare financing receivables [member]	Dec. 31, 2013 Unsecuritized timeshare financing receivables [member]
Schedule of Maturities of Timeshare Financing Receivables [Line Items]
2014							$ 17		$ 29		$ 27	$ 106
2015							68		29		48	87
2016							71		30		51	90
2017							73		30		52	92
2018							72		30		52	89
Thereafter							226		86		245	296
Timeshare financing receivables, gross							527	357	234	255	475	760
Allowance for uncollectible timeshare financing receivables	(93)	(92)	(94)	(93)	(97)	(101)	(30)		(13)		(63)	(79)
Timeshare financing receivables, net							$ 497		$ 221		$ 412	$ 681